Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000229208 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$105	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 105	[1]
Expense Ratio, Percent	0.98%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.26% for the year ended December 31, 2025, compared to 17.15% for the Russell 3000® Index (a broad-based securities market index) and 18.15% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small- and mid-cap equities, according to the Russell® family of indices. Growth stocks outperformed value stocks within large- and small-cap equities, according to the Russell® family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | health care; industrials
Position weightings  | Celestica, Inc.; Alphabet, Inc.; Exact Sciences Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer discretionary; information technology
Security selection in the following sectors  | information technology; consumer discretionary; utilities
Position weightings  | Apple, Inc.; Marvell Technology, Inc.; ARM Holdings PLC ADR

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 3)	14.26%	8.54%	15.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,454,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 16,600,000
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,454M
Total number of portfolio holdings	55
Total net advisory fee paid	$16.6M
Portfolio turnover rate during the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.6%
Semiconductors	22.1%
Software	10.1%
Computers	6.3%
Pharmaceuticals	4.3%
Electronics	3.7%
Auto Manufacturers	3.7%
Media	2.5%
Diversified Financial Services	2.5%
Healthcare-Products	2.4%
Telecommunications	2.1%
Private Equity	1.7%
Retail	1.3%
Beverages	1.3%
Lodging	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229210 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$94	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 94	[2]
Expense Ratio, Percent	0.88%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 14.38% for the year ended December 31, 2025, compared to 17.15% for the Russell 3000® Index (a broad-based securities market index) and 18.15% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small- and mid-cap equities, according to the Russell® family of indices. Growth stocks outperformed value stocks within large- and small-cap equities, according to the Russell® family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | health care; industrials
Position weightings  | Celestica, Inc.; Alphabet, Inc.; Exact Sciences Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer discretionary; information technology
Security selection in the following sectors  | information technology; consumer discretionary; utilities
Position weightings  | Apple, Inc.; Marvell Technology, Inc.; ARM Holdings PLC ADR

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 2)	14.38%	8.65%	15.86%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,454,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 16,600,000
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,454M
Total number of portfolio holdings	55
Total net advisory fee paid	$16.6M
Portfolio turnover rate during the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.6%
Semiconductors	22.1%
Software	10.1%
Computers	6.3%
Pharmaceuticals	4.3%
Electronics	3.7%
Auto Manufacturers	3.7%
Media	2.5%
Diversified Financial Services	2.5%
Healthcare-Products	2.4%
Telecommunications	2.1%
Private Equity	1.7%
Retail	1.3%
Beverages	1.3%
Lodging	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229209 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Capital Appreciation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$78	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 78	[3]
Expense Ratio, Percent	0.73%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.53% for the year ended December 31, 2025, compared to 17.15% for the Russell 3000® Index (a broad-based securities market index) and 18.15% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small- and mid-cap equities, according to the Russell® family of indices. Growth stocks outperformed value stocks within large- and small-cap equities, according to the Russell® family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | health care; industrials
Position weightings  | Celestica, Inc.; Alphabet, Inc.; Exact Sciences Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer discretionary; information technology
Security selection in the following sectors  | information technology; consumer discretionary; utilities
Position weightings  | Apple, Inc.; Marvell Technology, Inc.; ARM Holdings PLC ADR

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 1)	14.53%	8.81%	16.03%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,454,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 16,600,000
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,454M
Total number of portfolio holdings	55
Total net advisory fee paid	$16.6M
Portfolio turnover rate during the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.6%
Semiconductors	22.1%
Software	10.1%
Computers	6.3%
Pharmaceuticals	4.3%
Electronics	3.7%
Auto Manufacturers	3.7%
Media	2.5%
Diversified Financial Services	2.5%
Healthcare-Products	2.4%
Telecommunications	2.1%
Private Equity	1.7%
Retail	1.3%
Beverages	1.3%
Lodging	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229213 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond(formerly SA Wellington Government and Quality Bond)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)*	$61	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 61	[4]
Expense Ratio, Percent	0.59%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.57% for the year ended December 31, 2025, compared to 7.30% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 7.09% for the Bloomberg U.S. Government/Mortgage Index (the "Performance Index"), and 7.18% for the Bloomberg U.S. Aggregate A or Better Index (prior Performance Index). 2025 was a solid year for fixed income investments with major asset classes delivering high single-digit total returns. Strong GDP prints and easing monetary policy supported risk sentiment.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered | Allocations in the following sectors: mortgage-backed securities. Security selection in the following sectors: securitized credit. In aggregate: none
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: agency mortgage-backed securities; investment grade credit. In aggregate: duration positioning
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: government securities; agency MBS securities. In aggregate: duration (using interest rate swaps)
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: agency mortgage-backed securities; investment grade credit. Security selection in the following sectors: asset-backed securities. In aggregate: yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)	6.57%	(0.78)%	1.45%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53)%	1.46%
Bloomberg U.S. Aggregate A or Better Index	7.18%	(0.46)%	1.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jul. 28, 2025
Net Assets	$ 1,162,000,000
Holdings Count | Holding	532
Advisory Fees Paid, Amount	$ 6,300,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,162M
Total number of portfolio holdings	532
Total net advisory fee paid	$6.3M
Portfolio turnover rate during the reporting period	75%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.2%
Short-Term Investments	41.5%
Collateralized Mortgage Obligations	7.3%
Other Asset Backed Securities	3.8%
Banks	0.5%
Auto Loan Receivables	0.5%
Credit Card Receivables	0.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP. In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Material Fund Change Name [Text Block]	In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.”
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks.
Material Fund Change Risks Change [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229211 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond(formerly SA Wellington Government and Quality Bond)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)*	$76	0.74%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 76	[5]
Expense Ratio, Percent	0.74%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.45% for the year ended December 31, 2025, compared to 7.30% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 7.09% for the Bloomberg U.S. Government/Mortgage Index (the "Performance Index"), and 7.18% for the Bloomberg U.S. Aggregate A or Better Index (prior Performance Index). 2025 was a solid year for fixed income investments with major asset classes delivering high single-digit total returns. Strong GDP prints and easing monetary policy supported risk sentiment.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered | Allocations in the following sectors: mortgage-backed securities. Security selection in the following sectors: securitized credit. In aggregate: none
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: agency mortgage-backed securities; investment grade credit. In aggregate: duration positioning
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: government securities; agency MBS securities. In aggregate: duration (using interest rate swaps)
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: agency mortgage-backed securities; investment grade credit. Security selection in the following sectors: asset-backed securities. In aggregate: yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)	6.45%	(0.92)%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53)%	1.46%
Bloomberg U.S. Aggregate A or Better Index	7.18%	(0.46)%	1.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jul. 28, 2025
Net Assets	$ 1,162,000,000
Holdings Count | Holding	532
Advisory Fees Paid, Amount	$ 6,300,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,162M
Total number of portfolio holdings	532
Total net advisory fee paid	$6.3M
Portfolio turnover rate during the reporting period	75%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.2%
Short-Term Investments	41.5%
Collateralized Mortgage Obligations	7.3%
Other Asset Backed Securities	3.8%
Banks	0.5%
Auto Loan Receivables	0.5%
Credit Card Receivables	0.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP. In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Material Fund Change Name [Text Block]	In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.”
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks.
Material Fund Change Risks Change [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229212 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Government and Quality Bond(formerly SA Wellington Government and Quality Bond)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)*	$87	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[6]
Expense Ratio, Percent	0.84%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.31% for the year ended December 31, 2025, compared to 7.30% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 7.09% for the Bloomberg U.S. Government/Mortgage Index (the "Performance Index"), and 7.18% for the Bloomberg U.S. Aggregate A or Better Index (prior Performance Index). 2025 was a solid year for fixed income investments with major asset classes delivering high single-digit total returns. Strong GDP prints and easing monetary policy supported risk sentiment.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered | Allocations in the following sectors: mortgage-backed securities. Security selection in the following sectors: securitized credit. In aggregate: none
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: agency mortgage-backed securities; investment grade credit. In aggregate: duration positioning
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: government securities; agency MBS securities. In aggregate: duration (using interest rate swaps)
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: agency mortgage-backed securities; investment grade credit. Security selection in the following sectors: asset-backed securities. In aggregate: yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)	6.31%	(1.02)%	1.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53)%	1.46%
Bloomberg U.S. Aggregate A or Better Index	7.18%	(0.46)%	1.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jul. 28, 2025
Net Assets	$ 1,162,000,000
Holdings Count | Holding	532
Advisory Fees Paid, Amount	$ 6,300,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,162M
Total number of portfolio holdings	532
Total net advisory fee paid	$6.3M
Portfolio turnover rate during the reporting period	75%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.2%
Short-Term Investments	41.5%
Collateralized Mortgage Obligations	7.3%
Other Asset Backed Securities	3.8%
Banks	0.5%
Auto Loan Receivables	0.5%
Credit Card Receivables	0.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP. In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Material Fund Change Name [Text Block]	In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.”
Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks.
Material Fund Change Risks Change [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229215 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Strategic Multi-Asset
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$113	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 113	[7]
Expense Ratio, Percent	1.06%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.09% for the year ended December 31, 2025, compared to 22.34% for the MSCI ACWI Index (net) (a broad-based securities market index) and 15.62% for the Blended Index (the "Performance Index") comprised of 65% MSCI ACWI Index (net); 35% FTSE World Government Bond Index (U.S. $ Hedged). Over the period, U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: health care; consumer staples; information technology. Security selection in the following sectors: communication services; health care. Position weightings: SK Hynix, Inc.; Societe Generale SA, Teva Pharmaceutical Industries, Ltd. Exposure to the following countries: France; Israel; Netherlands
For the fixed income segment of the fund  | Allocations in the following strategies: currency; duration; yield curve; credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: cash; consumer discretionary; financials. Security selection in the following sectors: financials, consumer discretionary, utilities. Position weightings: UnitedHealth Group, Inc.; ServiceNow, Inc.; adidas AG. Exposure to the following countries: United States; Italy; United Kingdom
For the fixed income segment of the fund  | Allocations in the following strategies: country

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Wellington Strategic Multi-Asset Portfolio (Class 3)	14.09%	5.60%	7.45%
MSCI ACWI Index (net)	22.34%	11.19%	11.90%
65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)	15.62%	7.02%	8.30%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 175,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$175M
Total number of portfolio holdings	511
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.4%
Foreign Government Obligations	14.1%
Internet	11.0%
Semiconductors	8.9%
Banks	4.9%
Pharmaceuticals	4.4%
Software	3.1%
Insurance	2.9%
Short-Term Investments	2.4%
Unaffiliated Investment Companies	2.2%
Distribution/Wholesale	2.1%
Aerospace/Defense	2.0%
Diversified Financial Services	2.0%
Computers	1.9%
Healthcare-Products	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000229214 [Member]
Shareholder Report [Line Items]
Fund Name	SA Wellington Strategic Multi-Asset
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$87	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[8]
Expense Ratio, Percent	0.81%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.33% for the year ended December 31, 2025, compared to 22.34% for the MSCI ACWI Index (net) (a broad-based securities market index) and 15.62% for the Blended Index (the "Performance Index") comprised of 65% MSCI ACWI Index (net); 35% FTSE World Government Bond Index (U.S. $ Hedged). Over the period, U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: health care; consumer staples; information technology. Security selection in the following sectors: communication services; health care. Position weightings: SK Hynix, Inc.; Societe Generale SA, Teva Pharmaceutical Industries, Ltd. Exposure to the following countries: France; Israel; Netherlands
For the fixed income segment of the fund  | Allocations in the following strategies: currency; duration; yield curve; credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: cash; consumer discretionary; financials. Security selection in the following sectors: financials, consumer discretionary, utilities. Position weightings: UnitedHealth Group, Inc.; ServiceNow, Inc.; adidas AG. Exposure to the following countries: United States; Italy; United Kingdom
For the fixed income segment of the fund  | Allocations in the following strategies: country

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Strategic Multi-Asset Portfolio (Class 1)	14.33%	5.86%	7.44%
MSCI ACWI Index (net)	22.34%	11.19%	11.72%
65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)	15.62%	7.02%	8.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 175,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$175M
Total number of portfolio holdings	511
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.4%
Foreign Government Obligations	14.1%
Internet	11.0%
Semiconductors	8.9%
Banks	4.9%
Pharmaceuticals	4.4%
Software	3.1%
Insurance	2.9%
Short-Term Investments	2.4%
Unaffiliated Investment Companies	2.2%
Distribution/Wholesale	2.1%
Aerospace/Defense	2.0%
Diversified Financial Services	2.0%
Computers	1.9%
Healthcare-Products	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[2]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[3]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[4]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[6]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[8]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.